Income Taxes (Details) - Schedule of components of earnings before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes
Domestic	$ (10,412,600)	$ (5,755,300)
Foreign
Total loss before income taxes	$ (10,412,600)	$ (5,755,300)